Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

Significant components of the provision for income taxes are as follows:

	Year Ended December 31,
	2023	2024	2024
	S$	S$	US$
Income tax expense (benefit) is comprised of the following:
Current	(46,242)	8,304	6,078
Deferred	46,242	161,000	117,845

Total income tax expenses	-	169,304	123,923

Schedule of reconciliation between the statutory tax rate to the effective tax rate

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	Year Ended December 31,
	2023	2024	2024
	S$	S$	S$
Income (loss) before tax	(1,307,693)	(8,478,295)	(6,205,749)

Singapore income tax rate	(17.0)%	(17.0)%	(17.0)%
Reconciling items:
Non-deductible expenses	0.6%	0.5%	0.5%
Income not subject to tax	(0.9)%	0.0%	0.0%
Effect on different tax rate in different countries	14.3%	12.4%	12.4%
Under provision of current taxation in respect of prior year	3.5%	0.1%	0.1%
Others	(0.5)%	6.0%	6.0%

Effective tax rate	0.0%	2.0%	2.0%

Schedule of components of deferred tax

Significant components of deferred tax were as follows:

	As of December, 31
	2023	2024	2024
	S$	S$	US$

Net operating loss carried forward	2,348,731	-	-

Deferred tax assets, gross	399,284	-	-
Valuation allowance	(238,284)	-	-

Deferred tax assets, net of valuation allowance	161,000	-	-